Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Line Items]
Deposit annual interest rate	1.00%
Deposits at amortised cost	$ 7,542
Deposit amount	6,982
Deposits fair value	675
Loss in Net financial income (expenses)	$ 258
Equipment identity register percentage	6.00%
Total interest income amounted	$ 364
Total expected credit losses	815
Loss in net financial income (expenses)	$ 1,571
Currency increase decrease percentage	5.00%
Increase or decrease of retained earning	$ 15	$ 44
Top of range [member]
Financial Instruments [Line Items]
Equipment identity register percentage	12.00%
Bottom of range [member]
Financial Instruments [Line Items]
Equipment identity register percentage	9.00%
Deposit [Member]
Financial Instruments [Line Items]
Deposits at amortised cost	$ 7,125
Refundable Deposits [Member]
Financial Instruments [Line Items]
Deposit amount	$ 7,800